Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents:
Cash and Cash Equivalents	b. Cash and cash equivalents Cash and cash equivalents include highly liquid investments with original maturities of three months or less.